Financial gain (loss)	9 Months Ended
Sep. 30, 2025
Financial Income (Loss) [Abstract]
Financial gain (loss)	Financial gain (loss)
The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Interest on bond loans	(2,194)	(1,783)	(3,559)	(5,919)
Interest on convertible loan notes	(1,422)	(694)	(4,290)	(3,422)
Interest on conditional advances and PGE	(12)	(14)	(73)	(58)
Interest on royalty certificates	(1,090)	(1,707)	(3,023)	(3,758)
Interest on lease liabilities	(18)	(15)	(43)	(51)
(Increase) / decrease in derivatives fair value	(699)	(29,544)	(1,221)	(29,935)
Increase / (decrease) in other liabilities / (assets) at fair value through profit and loss	(701)	(37,354)	(609)	(36,015)
Increase / (decrease) in other liabilities / (assets) at amortized cost	—	(12,818)	—	(11,878)
Transaction costs	—	—	(1,606)	—
Foreign exchange losses	(2,323)	(9,113)	(2,154)	(11,419)
Other financial expense	(15)	(8)	(49)	(21)
Financial expenses	(8,474)	(93,051)	(16,627)	(102,478)
Interest income	1,983	3,361	6,794	4,410
(Increase) / decrease in derivatives fair value	1,137	3,639	139	3,620
Increase / (decrease) in other liabilities (assets) at fair value through profit and loss	—	454	—	916
Effect of unwinding the discount related to advances made to CROs	169	173	520	536
Day-one gain on recognition of financial liabilities	147	1,262	442	1,557
Foreign exchange gains	0	11,516	2,054	11,705
Financial income	3,436	20,404	9,949	22,743
Financial gain (loss)	(5,037)	(72,647)	(6,679)	(79,735)
Interest on bond loans consists of interests from the Kreos / Claret B and C tranches, drawn down in March and June 2024, respectively, thus explaining the increase for the three- and nine-month periods ended September 30, 2025 compared to September 30,
2024 (see Note 15.1).
Interests on convertible loan notes corresponds to interests from the Kreos / Claret OCABSA (tranche A) and from the Height notes
(see Notes 15.1 and 15.2).
Transaction costs for the three- and nine-month periods ended September 30, 2024 mainly relate to the amortization of the prepaid expenses related to the transaction costs of the Kreos / Claret tranche C bond loans (see Note 15.1).
Increases and decreases in the fair value of derivatives for the nine-month period ended September 30, 2025 respectively correspond to the remeasurement of the Kreos / Claret BSA prior to their exercise and the derecognition of the Kreos / Claret MRI (see Notes 15.1,
15.2 and 15.7).
The increases in financial liabilities measured at amortized cost mainly correspond to the remeasurements of the royalty certificates following changes in the Group's estimates of future cash flows (see Note 15.6).
The decrease and increase in other liabilities at fair value through profit or loss ("FVTPL") mainly relate to the Heights notes for the three- and nine-month periods ended September 30, 2024 and September 30, 2025 respectively (see Note 15.2).
The increase in other assets at FVTPL for the three- and nine-month periods ended September 30, 2025 result from the revaluation of cash equivalents measured at FVTPL.
The day-one gain on recognition of financial liabilities related to the Heights notes. The amount recorded for the nine-month ended
September 30, 2025 includes the amortization of the outstanding unamortized balance upon the conversion of the notes (see Note
15.2).
Interest income mainly relates to the invested proceeds from (i) the Group's initial public offering on the Nasdaq Global Market and the concurrent European Private Placement from October 2023, (ii) the Kreos / Claret and Heights Financings and (iii) the Group's
public Offering from July 2025.
Foreign exchange losses for the three- and nine-month periods ended September 30, 2025 relate to the translation of cash and cash equivalents held in U.S. dollars into the Company's functional currency as of September 30, 2025, resulting in a net loss of
€8,297 thousand, and to other realized and unrealized losses on foreign exchange transactions (see Note 11).
Foreign exchange gains for the three- and nine-month periods ended September 30, 2025 mainly relate to the €10,663 thousand gain resulting from the favorable change in the euro to U.S. dollar exchange rate between the closing of the Group's July 2025 Offering and the date of receipt of funds.